RISK MANAGEMENT - Trading book risk - Liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 247,219,098	$ 308,858,471
Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,761,174	1,105,723
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,761,174	1,105,723
Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Hedging instruments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568	55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568	55,813
Derivatives [member] | Hedging instruments [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,568	55,813
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,757,606	1,049,910
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member] | Market risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,757,606	$ 1,049,910